UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-09174

Aegis Value Fund, Inc.

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:             (703) 528-7788

Date of fiscal year end:      8/31

Date of reporting period:        11/30/2011

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis Value Fund
Schedule of Portfolio Investments
November 30, 2011
(Unaudited)

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 20.5%
Auto Components - 1.2%
Superior Industries International, Inc.	109,003	$1,774,569

Distributors - 3.1%
Audiovox Corp. Class A(1)	125,348	907,520
Core-Mark Holding Co., Inc.	94,286	3,635,668
		4,543,188
Hotels, Restaurants & Leisure - 2.9%
Bowl America, Inc. Class A	9,481	115,858
Century Casinos, Inc.(1)	805,044	1,891,854
Frisch's Restaurants, Inc.	18,486	367,871
J. Alexander's Corp.(1)	120,010	676,856
Luby's, Inc.(1)	230,603	1,118,425
		4,170,864
Household Durables - 5.5%
Bassett Furniture Industries, Inc.(2)	899,631	7,152,066
Retail Holdings N.V.(1)	57,305	902,554
		8,054,620
Media - 0.9%
Fisher Communications, Inc.(1)	41,368	1,236,903

Multiline Retail - 1.6%
Duckwall-ALCO Stores, Inc.(1)(2)	231,978	2,282,664

Specialty Retail - 0.0%
Books-A-Million, Inc.	28,458	64,884

Textiles, Apparel & Luxury Goods - 5.3%
Delta Apparel, Inc.(1)	383,969	6,911,442
Tandy Brands Accessories, Inc.(1)	348,892	345,403
Unifi, Inc.(1)	51,248	399,734
		7,656,579
Total Consumer Discretionary		29,784,271

Consumer Staples - 6.1%
Food Products - 0.7%
Farmer Bros Co.	86,209	670,706
Thorntons PLC(3)	710,000	414,934
		1,085,640
Tobacco - 5.4%
Alliance One International, Inc.(1)	2,780,608	7,785,703
Total Consumer Staples		8,871,343

Energy - 19.9%
Energy Equipment & Services - 6.6%
Ensco PLC ADR	37,904	1,969,871
GulfMark Offshore, Inc. Class A(1)	48,406	2,170,041
Hornbeck Offshore Services, Inc.(1)	113,066	3,814,847
Leader Energy Services Ltd.(1)(3)	175,433	123,841
Mitcham Industries, Inc.(1)	8,921	130,603
Noble Corp.(1)	41,700	1,439,901
		9,649,104
Oil, Gas & Consumable Fuels - 13.3%
Adams Resources & Energy, Inc.	18,795	497,880
CVR Energy, Inc.(1)	87,681	1,595,794
Endeavour International Corp.(1)	50,058	345,901
Energy Partners Ltd.(1)	381,885	5,277,651
Magnum Hunter Resources, Inc.(1)	470,350	2,262,384
Patriot Coal Corp.(1)	275,650	2,869,516
Questerre Energy Corp.(1)(3)	1,593,800	1,109,464
Tesoro Corp.(1)	191,687	4,579,402
Western Refining, Inc.(1)	64,450	766,311
		19,304,303
Total Energy		28,953,407

Financials - 22.4%
Capital Markets - 1.3%
BKF Capital Group, Inc.(1)	63,176	78,338
SWS Group, Inc.	271,713	1,744,398
		1,822,736
Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	11,794

Diversified Financial Services - 3.8%
California First National Bancorp.	351,196	5,566,457

Insurance - 11.6%
American Safety Insurance Holdings Ltd.(1)	317,415	6,983,130
Aspen Insurance Holdings Ltd.	211,200	5,601,024
Homeowners Choice, Inc.	91,914	732,554
White Mountains Insurance Group Ltd.	8,300	3,522,520
		16,839,228
Real Estate Investment Trusts - 2.2%
BRT Realty Trust(1)	473,277	2,972,179
CommonWealth REIT	7,775	130,158
Scott's Real Estate Investment Trust REIT(3)	11,000	57,483
Vestin Realty Mortgage I, Inc.(1)	26,809	29,758
		3,189,578
Thrifts & Mortgage Finance - 3.5%
B of I Holding, Inc.(1)	303,593	4,881,775
First Federal of Northern Michigan Bancorp, Inc.(1)	35,640	129,730
		5,011,505
Total Financials		32,441,298

Industrials - 13.0%
Aerospace & Defense - 1.9%
Allied Defense Group, Inc.(1)	1,599	5,037
Sparton Corp.(1)	100,473	810,817
Sypris Solutions, Inc.(1)	496,880	1,957,707
		2,773,561

Air Freight & Logistics - 1.2%
Dart Group PLC(3)	1,681,578	1,774,206

Airlines - 0.5%
MAIR Holdings, Inc.(1)(2)(4)	1,360,922	—
Republic Airways Holdings, Inc.(1)	190,000	727,700
		727,700
Construction & Engineering - 0.2%
Integrated Electrical Services, Inc.(1)	112,101	283,615

Machinery - 3.5%
Hardinge, Inc.	262,597	2,316,105
Tecumseh Products Co., Class A(1)(2)	142,581	738,570
Tecumseh Products Co., Class B(1)(2)	398,969	2,034,742
		5,089,417
Marine - 0.9%
Baltic Trading Ltd.	100,691	517,552
Globus Maritime Ltd.	128,712	476,234
Ultrapetrol (Bahamas) Ltd.(1)	122,617	332,292
		1,326,078
Trading Companies & Distributors - 4.8%
Aircastle Ltd.	588,913	6,843,169
Huttig Building Products, Inc.(1)	90,033	34,213
		6,877,382
Total Industrials		18,851,959

Information Technology - 6.3%
Electronic Equipment, Instruments & Components - 6.3%
Frequency Electronics, Inc.(1)	211,190	1,594,485
Ingram Micro, Inc. Class A(1)	245,900	4,428,659
Sanmina-SCI Corp.(1)	371,490	3,146,520
Total Information Technology		9,169,664

Materials - 7.6%
Chemicals - 3.0%
American Pacific Corp.(1)(2)	534,150	4,321,274

Metals & Mining - 2.0%
Amerigo Resources Ltd.	2,598,800	1,503,301
Horsehead Holding Corp.(1)	78,466	728,949
Mercator Minerals Ltd.(1)	9,500	17,045
Universal Stainless & Alloy Products, Inc.(1)	19,099	722,324
		2,971,619
Paper & Forest Products - 2.6%
Fibrek, Inc.(1)(3)	3,962,300	3,768,254
Total Materials		11,061,147

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Integrated Telecom Express, Inc.(1)(4)	308,300	3,083

Utilities - 2.0%
Independent Power Producers & Energy Traders - 2.0%
GenOn Energy, Inc.(1)	719,646	1,957,437
Maxim Power Corp.(1)(3)	493,200	938,093
Total Utilities		2,895,530
Total Common Stocks (Cost $154,910,098)		142,031,702

Preferred Stocks - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ATP Oil & Gas Corp.(5)	10,600	412,075
Total Preferred Stocks (Cost $1,094,550)		412,075

Warrant - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013(1)	11,515	11
Total Warrants (Cost $—)		11

Short-Term Investments - 0.6%
UMB Bank Money Market Fiduciary, 0.010%(6)	838,784	838,784
Total Short-Term Investments (Cost $838,784)		838,784

Total Investments - 98.7% (Cost $156,843,432)		143,282,572
Other Assets and Liabilities - 1.3%		1,879,515
Net Assets -100.0%		$145,162,087
 ________________________

(1) Non-income producing securities.
(2) Affiliated Company - The Fund is owner of more than 5% of the outstanding voting securities.  See Notes to the Schedule of Portfolio Investments for additional information on Investments in Affiliated Companies.
(3) Foreign security denominated in U.S. Dollars.
(4) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund Board of Directors.
(5) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.
(6) Variable rate demand deposit; the rate shown is the 7-day effective yield as of November 30, 2011.

ADR -— American Depository Receipt
PLC -— Public Limited Company
REIT -— Real Estate Investment Trusts

(7) At November 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$156,883,515
Gross unrealized appreciation	$24,271,118
Gross unrealized depreciation	(37,872,061)
Unrealized appreciation on foreign currency	18
Net unrealized depreciation on investments	$(13,600,925)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.

Transactions during the period with companies which are or were affiliates are as follows:

	Value				Dividends	Value
	Beginning		Sales	Realized	Credited	End of
	of Period	Purchases	Proceeds	Gain/Loss	to Income	Period
American Pacific Corp.	$3,952,710	$-	$-	$-	$-	$4,321,274
Bassett Furniture Industries, Inc.	6,747,233	-	-	-	31,487	7,152,066
Duckwall-ALCO Stores, Inc.	2,201,471	-	-	-	-	2,282,664
MAIR Holdings, Inc.	-	-	-	-	-	-
Tecumseh Products Co., Class A *	1,137,796	-	-	-	-	738,570
Tecumseh Products Co., Class B	3,179,783	-	-	-	-	2,034,742
Total	$17,218,993	$-	$-	$-	$31,487	$16,529,316

* Class A shares of Tecumseh Products Co. did not reflect affiliated status as of August 31, 2011 or November 30, 2011.  Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affiliated company of Aegis Value Fund.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, Preferred stocks, and Warrants.  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.  Certain securities, such as Warrants, whose absence of an active market and whose value is determined by terms of issuance or a relationship to other securities or indexes is consistent with a modeled approach to observable inputs.  Such valuation is generally characterized as a Level 2 of the fair value hierarchy.

Short-term investments.  Short-term investments are valued using amortized cost which approximates fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,784,271	$-	$-	$29,784,271
Consumer Staples	8,871,343	-	-	8,871,343
Energy	28,953,407	-	-	28,953,407
Financials	32,441,298	-	-	32,441,298
Industrials	18,846,922	5,037	-	18,851,959
Information Technology	9,169,664	-	-	9,169,664
Materials	11,061,147	-	-	11,061,147
Telecommunication Services	-	-	3,083	3,083
Utilities	2,895,530	-	-	2,895,530
Preferred Stock
Energy	-	412,075	-	412,075
Warrants	-	11	-	11
Short-Term Investments	-	838,784	-	838,784
Total	$142,023,582	$1,255,907	$3,083	$143,282,572

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Beginning balance September 1, 2011	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized and change in unrealized gain/(loss)	Purchases	(Sales)	Ending balance November 30, 2011
$3,083	$-	$-	$-	$-	$-	$3,083

Item 2.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  January 26, 2012

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  January 26, 2012